UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             Read instructions at end of form before preparing form.



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1.   Name and address of issuer:

     CDC Nvest Cash Management Trust
     399 Boylston Street
     Boston, MA 02116

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2.   The name of each series or class of securities for which this Form is filed
     (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): X

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3.   Investment Company Act File Number:                                811-2819

     Securities Act File Number:                                        02-68348

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4(a).Last day of fiscal year for which this Form is filed:

     June 30, 2001

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4(b).|_|  Check  box if this  Form is  being  filed  late  (i.e.,  more  than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


     Note:If the Form is being filed late, interest must be paid on the registration fee due.

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4(c).|_| Check box if this is the last time the issuer will be filing this Form.

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5.   Calculation of registration fee:

     (i)  Aggregate  sale  price of  securities
          sold  during  the  fiscal  year
          pursuant to section 24(f):                              $1,127,011,605
                                                                  --------------

     (ii) Aggregate  price of  securities  redeemed  or
          repurchased  during the fiscal year:                    $1,353,576,681
                                                                  --------------

     (iii)Aggregate  price of  securities  redeemed  or
          repurchased  during any prior  fiscal year ending
          no earlier  than  October 11, 1995 that were
          not  previously  used  to  reduce  registration
          fees  payable  to the Commission:                          $40,102,990
                                                                     -----------

     (iv) Total available redemption credits [add items          -$1,393,679,671
          5(ii) and 5(iii)]:                                      --------------

     (v)  Net sales - if Item 5(i) is greater than Item 5(iv)
          [subtract  Item 5(iv) from Item 5(i)]:                              $0
                                                                              --

     (vi) Redemption credits available for use in future
          years - if Item 5(i) is less than Item 5(iv)
          [subtract  Item 5(iv)from Item 5(i)]:                   $(266,668,066)
                                                                  --------------

     (vii)Multiplier for determining registration fee
          (See Instruction C.9):                                       X .000250
                                                                       ---------


     (viii)Registration fee due [multiply Item 5(v) -
          by Item  5(vii)](enter "0" if no fee is due):                     =$ 0
                                                                             ---
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6.   Prepaid Shares


     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 261,615,376.
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7.   Interest  due - if this Form is being filed more than 90 days after
     the end of the issuer's fiscal year (see Instruction D):                +$0
                                                                              --
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8.   Total of the amount of the registration fee due plus any interest due
     [line 5(viii) plus line 7]:                                             =$0
                                                                              --
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9.   Date  the  registration  fee  and  any  interest  payment  was  sent to the
     Commission's lockbox depository:


                Method of Delivery:
                                 |_|        Wire Transfer
                                 |_|        Mail or other means
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


                                   SIGNATURES


         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)1 /s/ Thomas P. Cunningham
                          ------------------------
                         Thomas P. Cunningham, Treasurer
                         -------------------------------

Date: September 13, 2001




1 Please print the name and title of the signing officer below the signature.